Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2019	May 31, 2018	May 31, 2017
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares	0	4,560,757	0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	20,000,000	20,000,000	20,000,000
Common stock, issued	6,313,038	2,252,743	1,437,500
Common stock, outstanding	6,313,038	2,252,743	1,437,500
Common stock issuable, shares	2,030,000